Note 17 - Income Taxes (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 4,948,650	$ 4,821,950	$ 4,515,000
Net deferred tax assets before valuation allowance	4,948,650	4,821,950	4,515,000
Less: Valuation allowance	(4,948,650)	(4,821,950)	(4,515,000)
Net deferred tax assets	$ 0	$ 0	$ 0